COMMITMENTS AND CONTINGENCIES (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	May 12, 2021 USD ($) shares	May 07, 2021 shares	May 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 10, 2021 shares
Commitments and Contingencies (Details) [Line Items]
Over allotment liability | $				$ 162,847	$ 162,847
Cash discount | $			$ 1,730,972
Deferred fee | $			$ 5,192,916
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Units issued during period shares new issues	1,309,719			2,400,000	2,400,000
Over allotment liability | $	$ 59,141
Private units	32,743
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Units issued during period shares new issues		16,000,000	17,309,719
Gross proceeds percentage				1.00%	1.00%
Deferred fee percentage				3.00%	3.00%
Founder Shares Member
Commitments and Contingencies (Details) [Line Items]
Forfeiture share	272,570
Founder Shares Member | Class B Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Exceeds per share (in Dollars per share) | $ / shares				$ 12.00	$ 12.00
Trading days				20	20
Trading day period				30	30
Founder Shares Member | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Forfeiture share	272,570					272,570